SUBSEQUENT EVENTS (Details) - USD ($)			6 Months Ended
		Jul. 12, 2022	Dec. 31, 2020
Subsequent Event [Line Items]
Value of shares issued	[1],[2]		$ 25,000
Subsequent Event | THOR Industries | New Dragonfly
Subsequent Event [Line Items]
Number of shares issued		1,267,502
Value of shares issued		$ 15,000,000,000

[1]	Includes up to 412,500 shares of common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter. On August 18, 2021, the underwriters’ exercised the over-allotment option in full, thus these shares are no longer subject to forfeiture (see Note 6).
[2]	On March 4, 2021, the Company effected a 2.875-for-1 stock split, resulting in 2,875,000 shares of common stock outstanding (see Note 5). On August 10, 2021, the Company effectuated a 1.1-for-1 stock split, resulting in an aggregate of 3,162,500 shares of common stock outstanding (see Note 5). All share and per-share amounts have been retroactively restated to reflect the two stock splits.